Earnings per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings (Loss) Per Share [Abstract]
Weighted-average shares used in basic earnings per common share calculations	492.5	491.9		491.7		491.5		491.2		490.9	[1]	490.8	[1]	490.6	[1]	490.1	[1]	491.6		490.6		489.3
Stock options, restricted stock units and stock appreciation rights	4.3							4.5										2.8		2.9		4.6
Weighted-average shares used in diluted earnings per common share calculations	496.8	493.9		493.9		493.9		495.7		492.7	[1]	490.8	[1]	490.6	[1]	494.4	[1]	494.4		493.5		493.9
Income from continuing operations:
Income from continuing operations	$ 161	$ 260	[2]	$ 59	[2]	$ 82	[2]	$ 67	[2]	$ 211		$ (11)		$ (138)		$ 79		$ 468		$ 141		$ 136
Less: income from continuing operations attributable to noncontrolling interests	38							33										200		139		143
Income from continuing operations available to Genworth's common stockholders	123							34										268		2		(7)
Basic per common share	$ 0.25	$ 0.33		$ 0.05		$ 0.10		$ 0.07		$ 0.36		$ (0.10)		$ (0.36)		$ 0.09		$ 0.55		$ 0.00		$ (0.01)
Diluted per common share	$ 0.25	$ 0.33		$ 0.05		$ 0.10		$ 0.07		$ 0.36		$ (0.10)		$ (0.36)		$ 0.09		$ 0.54	[3]	$ 0.00	[3]	$ (0.01)	[3]
Income (loss) from discontinued operations:
Income (loss) from discontinued operations, net of taxes	(20)	6		12		27		12		(23)		19		27		13		57		36		45
Less: income from discontinued operations, net of taxes, attributable to noncontrolling interests	0							0										0		0		0
Income (loss) from discontinued operations, net of taxes, available to Genworth's common stockholders	(20)							12										57		36		45
Basic per common share	$ (0.04)							$ 0.03										$ 0.12		$ 0.07		$ 0.09
Diluted per common share	$ (0.04)							$ 0.02										$ 0.12		$ 0.07		$ 0.09
Net income:
Income from continuing operations	161	260	[2]	59	[2]	82	[2]	67	[2]	211		(11)		(138)		79		468		141		136
Income (loss) from discontinued operations, net of taxes	(20)	6		12		27		12		(23)		19		27		13		57		36		45
Net income	141	266	[2]	71	[2]	109	[2]	79	[2]	188		8		(111)		92		525		177		181
Less: net income attributable to noncontrolling interests	38	98	[2]	36	[2]	33	[2]	33	[2]	33		36		36		34		200		139		143
Net income available to Genworth's common stockholders	$ 103	$ 168	[2]	$ 35	[2]	$ 76	[2]	$ 46	[2]	$ 155		$ (28)		$ (147)		$ 58		$ 325		$ 38		$ 38
Basic per common share	$ 0.21	$ 0.34		$ 0.07		$ 0.16		$ 0.09		$ 0.32		$ (0.06)		$ (0.30)		$ 0.12		$ 0.66	[4]	$ 0.08	[4]	$ 0.08	[4]
Diluted per common share	$ 0.21	$ 0.34		$ 0.07		$ 0.16		$ 0.09		$ 0.31		$ (0.06)		$ (0.30)		$ 0.12		$ 0.66	[4]	$ 0.08	[4]	$ 0.08	[4]

[1]	As a result of our net loss for the three months ended June 30, 2011 and September 30, 2011, we were required under applicable accounting guidance, to use basic weighted-average common shares outstanding in the calculation of the diluted loss per share, as the inclusion of shares for stock options, RSUs and SARs of 3.7 million and 1.7 million, respectively, would have been antidilutive to the calculation. If we had not incurred a net loss, dilutive potential common shares would have been 494.3 million and 492.5 million, respectively, for the three months ended June 30, 2011 and September 30, 2011.
[2]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.
[3]	Under applicable accounting guidance, companies in a loss position are required to use basic weighted-average common shares outstanding in the calculation of diluted loss per share. Therefore, as a result of our loss from continuing operations available to Genworth Financial, Inc.'s common stockholders for the year ended December 31, 2010, we used basic weighted-average common shares outstanding in the calculation of diluted loss from continuing operations available to Genworth Financial, Inc.'s common stockholders per share.
[4]	May not total due to whole number calculation.